Vanguard® Growth Index Fund
Schedule of Investments (unaudited)
As of September 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (1.2%)
	Linde plc	4,069,486	1,193,906
	Ecolab Inc.	2,032,363	423,991
	Fastenal Co.	4,536,549	234,131
	Albemarle Corp.	461,547	101,065
	FMC Corp.	508,026	46,515
			1,999,608
Consumer Discretionary (23.9%)
*	Amazon.com Inc.	3,397,873	11,162,149
*	Tesla Inc.	6,325,753	4,905,495
	Home Depot Inc.	8,330,310	2,734,508
*	Walt Disney Co.	14,343,192	2,426,438
*	Netflix Inc.	3,393,573	2,071,233
	Costco Wholesale Corp.	3,489,379	1,567,952
	NIKE Inc. Class B	10,088,376	1,465,135
	McDonald's Corp.	5,894,776	1,421,289
	Lowe's Cos. Inc.	5,517,468	1,119,274
	Starbucks Corp.	9,307,075	1,026,663
*	Booking Holdings Inc.	324,101	769,374
	TJX Cos. Inc.	9,047,043	596,924
	Estee Lauder Cos. Inc. Class A	1,738,900	521,548
	Activision Blizzard Inc.	6,138,708	475,075
*	Uber Technologies Inc.	10,411,581	466,439
*	Airbnb Inc. Class A	2,523,348	423,292
	Dollar General Corp.	1,841,626	390,683
*	Chipotle Mexican Grill Inc. Class A	210,675	382,906
*	Lululemon Athletica Inc.	936,974	379,193
*	O'Reilly Automotive Inc.	544,264	332,578
	Electronic Arts Inc.	2,246,339	319,542
*	Aptiv plc	2,135,151	318,073
	Ross Stores Inc.	2,818,846	306,831
*	Marriott International Inc. Class A	2,056,157	304,496
*	Hilton Worldwide Holdings Inc.	2,199,764	290,611
*	AutoZone Inc.	170,057	288,755
	Yum! Brands Inc.	2,333,693	285,434
*	Trade Desk Inc. Class A	3,426,612	240,891
*	Copart Inc.	1,680,634	233,138
*	Etsy Inc.	999,107	207,774
*	Carvana Co. Class A	666,987	201,123
*	Expedia Group Inc.	1,146,882	187,974
	Tractor Supply Co.	902,517	182,859
*	Caesars Entertainment Inc.	1,600,416	179,695
*	Peloton Interactive Inc. Class A	2,015,197	175,423

		Shares	Market Value ($000)
*	Roblox Corp. Class A	2,058,417	155,513
*	Ulta Beauty Inc.	429,050	154,853
*,1	AMC Entertainment Holdings Inc. Class A	4,051,845	154,213
*	Royal Caribbean Cruises Ltd.	1,708,578	151,978
*	Burlington Stores Inc.	526,662	149,346
*	Wayfair Inc. Class A	579,917	148,175
*	Take-Two Interactive Software Inc.	919,727	141,702
	Domino's Pizza Inc.	290,929	138,762
*	NVR Inc.	26,722	128,107
*	Lyft Inc. Class A	2,190,323	117,379
*	DraftKings Inc. Class A	2,229,004	107,349
*	Live Nation Entertainment Inc.	1,123,522	102,387
	MGM Resorts International	1,616,484	69,751
*	Wynn Resorts Ltd.	821,718	69,641
	Rollins Inc.	1,941,817	68,604
*	Vail Resorts Inc.	158,928	53,090
*	Penn National Gaming Inc.	618,765	44,836
*,1	Chewy Inc. Class A	658,119	44,824
[1]	Sirius XM Holdings Inc.	6,393,847	39,002
*,1	QuantumScape Corp. Class A	1,324,029	32,492
	Warner Music Group Corp. Class A	738,261	31,553
*,1	Endeavor Group Holdings Inc. Class A	4,687	134
			40,464,458
Consumer Staples (0.9%)
	Colgate-Palmolive Co.	6,658,215	503,228
*	Monster Beverage Corp.	2,922,301	259,588
	Hershey Co.	1,147,947	194,290
	Church & Dwight Co. Inc.	1,938,149	160,033
	Brown-Forman Corp. Class B	2,320,705	155,510
	McCormick & Co. Inc.	983,783	79,716
	Lamb Weston Holdings Inc.	1,145,402	70,293
	Brown-Forman Corp. Class A	268,802	16,846
*	Olaplex Holdings Inc.	35,758	876
	Clorox Co.	95	16
			1,440,396
Energy (0.4%)
	Pioneer Natural Resources Co.	1,733,062	288,572
*	Cheniere Energy Inc.	1,901,714	185,741
*	Enphase Energy Inc.	956,227	143,405
*	Plug Power Inc.	4,537,156	115,879
	Hess Corp.	243	19
			733,616
Financials (2.1%)
	S&P Global Inc.	1,902,294	808,266
	Aon plc Class A (XNYS)	1,692,800	483,751
	Moody's Corp.	1,249,316	443,645
	MSCI Inc. Class A	618,198	376,075
*	SVB Financial Group	447,992	289,797
	First Republic Bank	1,410,968	272,147
*	Coinbase Global Inc. Class A	1,012,871	230,408
	Broadridge Financial Solutions Inc.	916,981	152,806
	MarketAxess Holdings Inc.	284,945	119,874
	FactSet Research Systems Inc.	298,211	117,728
	Tradeweb Markets Inc. Class A	830,618	67,097
*	Markel Corp.	54,163	64,732
	Apollo Global Management Inc. Class A	836,394	51,513
*,1	Lucid Group Inc.	1,596,468	40,518

		Shares	Market Value ($000)
	SEI Investments Co.	501,097	29,715
	Interactive Brokers Group Inc. Class A	348,573	21,730
	Intercontinental Exchange Inc.	478	55
			3,569,857
Health Care (8.2%)
	Thermo Fisher Scientific Inc.	3,105,388	1,774,201
*	Moderna Inc.	2,708,204	1,042,279
*	Intuitive Surgical Inc.	938,502	933,012
	Danaher Corp.	2,535,755	771,985
	Zoetis Inc.	3,740,991	726,276
	Stryker Corp.	2,678,865	706,470
*	Edwards Lifesciences Corp.	4,920,113	557,006
*	Illumina Inc.	1,235,268	501,037
*	Boston Scientific Corp.	11,238,936	487,657
*	Regeneron Pharmaceuticals Inc.	788,164	476,981
*	IDEXX Laboratories Inc.	671,533	417,626
*	DexCom Inc.	763,675	417,623
*	Align Technology Inc.	592,473	394,249
	Agilent Technologies Inc.	2,391,722	376,768
*	Vertex Pharmaceuticals Inc.	2,047,747	371,441
*	IQVIA Holdings Inc.	1,512,469	362,297
*	Veeva Systems Inc. Class A	1,090,475	314,242
	ResMed Inc.	1,149,898	303,056
	West Pharmaceutical Services Inc.	583,939	247,905
*	Horizon Therapeutics plc	1,783,038	195,314
*	Seagen Inc.	1,077,037	182,881
*	Catalent Inc.	1,344,376	178,896
*	Alnylam Pharmaceuticals Inc.	938,101	177,123
	Cooper Cos. Inc.	388,744	160,672
	Baxter International Inc.	1,973,002	158,689
*	Insulet Corp.	543,631	154,516
*	Teladoc Health Inc.	1,131,257	143,455
	Teleflex Inc.	369,414	139,103
*	Exact Sciences Corp.	1,357,226	129,547
*	Bio-Rad Laboratories Inc. Class A	165,729	123,626
*	BioMarin Pharmaceutical Inc.	1,447,272	111,860
*	ABIOMED Inc.	340,284	110,769
*	Incyte Corp.	1,481,655	101,908
*	10X Genomics Inc. Class A	643,609	93,697
	Cerner Corp.	1,166,903	82,290
*	Charles River Laboratories International Inc.	198,843	82,057
	STERIS plc	393,704	80,426
*	Avantor Inc.	1,959,172	80,130
	PerkinElmer Inc.	442,346	76,654
*	PPD Inc.	1,109,313	51,905
*	Novocure Ltd.	347,688	40,391
*	Oak Street Health Inc.	855,452	36,382
*	GoodRx Holdings Inc. Class A	506,021	20,757
*	agilon health Inc.	311,178	8,156
	Becton Dickinson and Co.	255	63
*	Centene Corp.	485	30
			13,903,408
Industrials (11.5%)
	Visa Inc. Class A	12,876,157	2,868,164
	Mastercard Inc. Class A	6,953,607	2,417,630
*	PayPal Holdings Inc.	9,274,937	2,413,431
	Accenture plc Class A	5,005,472	1,601,351

		Shares	Market Value ($000)
*	Boeing Co.	4,626,689	1,017,594
*	Square Inc. Class A	3,136,748	752,318
	Automatic Data Processing Inc.	3,339,533	667,640
	United Parcel Service Inc. Class B	2,874,299	523,410
	Sherwin-Williams Co.	1,870,498	523,234
*	Fiserv Inc.	4,704,345	510,422
	Union Pacific Corp.	2,574,426	504,613
	Global Payments Inc.	2,318,650	365,373
	IHS Markit Ltd.	2,831,764	330,240
	Fidelity National Information Services Inc.	2,438,428	296,708
	Paychex Inc.	2,556,256	287,451
	Rockwell Automation Inc.	915,767	269,272
	Cintas Corp.	690,835	262,973
	Verisk Analytics Inc. Class A	1,273,629	255,070
*	Mettler-Toledo International Inc.	182,471	251,328
	Equifax Inc.	961,688	243,711
*	Keysight Technologies Inc.	1,452,369	238,610
	Old Dominion Freight Line Inc.	822,714	235,280
*	Zebra Technologies Corp. Class A	421,521	217,260
*	Generac Holdings Inc.	498,211	203,604
	Kansas City Southern	718,018	194,324
*	Waters Corp.	484,363	173,063
*	FleetCor Technologies Inc.	652,034	170,357
	TransUnion	1,511,598	169,768
	Vulcan Materials Co.	994,901	168,298
*	Trimble Inc.	1,986,088	163,356
	Expeditors International of Washington Inc.	1,340,982	159,751
*	Teledyne Technologies Inc.	367,881	158,034
	Ball Corp.	1,289,012	115,972
	JB Hunt Transport Services Inc.	664,228	111,072
*	Affirm Holdings Inc.	873,526	104,063
*	Bill.Com Holdings Inc.	379,379	101,275
	Martin Marietta Materials Inc.	246,187	84,117
	HEICO Corp. Class A	572,995	67,860
	Cognex Corp.	662,432	53,140
	Jack Henry & Associates Inc.	292,112	47,924
	HEICO Corp.	345,230	45,526
	Lockheed Martin Corp.	200	69
	L3Harris Technologies Inc.	178	39
	AMETEK Inc.	205	25
	Masco Corp.	213	12
			19,344,732
Real Estate (2.5%)
	American Tower Corp.	3,592,569	953,504
	Crown Castle International Corp.	3,411,462	591,275
	Equinix Inc.	708,419	559,743
	Public Storage	1,175,665	349,290
	Digital Realty Trust Inc.	2,230,562	322,205
	SBA Communications Corp. Class A	864,745	285,859
*	CoStar Group Inc.	3,117,471	268,289
	Invitation Homes Inc.	4,550,540	174,422
	Sun Communities Inc.	914,873	169,343
*	Zillow Group Inc. Class C	1,313,122	115,739
	Alexandria Real Estate Equities Inc.	601,479	114,925
	Realty Income Corp.	1,536,894	99,683
*	Opendoor Technologies Inc.	3,887,053	79,801
	UDR Inc.	1,171,556	62,069
*	Zillow Group Inc. Class A	347,059	30,742

		Shares	Market Value ($000)
	Regency Centers Corp.	78	5
			4,176,894
Technology (48.1%)
	Apple Inc.	123,954,534	17,539,567
	Microsoft Corp.	59,317,616	16,722,822
*	Facebook Inc. Class A	18,816,250	6,386,047
*	Alphabet Inc. Class A	2,376,400	6,353,353
*	Alphabet Inc. Class C	2,148,292	5,725,864
	NVIDIA Corp.	18,746,657	3,883,557
*	Adobe Inc.	3,760,405	2,164,940
*	salesforce.com Inc.	6,943,853	1,883,312
	Texas Instruments Inc.	7,287,210	1,400,675
	Intuit Inc.	2,049,100	1,105,510
*	Advanced Micro Devices Inc.	9,574,355	985,201
*	ServiceNow Inc.	1,563,674	973,027
	Applied Materials Inc.	7,127,132	917,476
*	Snap Inc. Class A	9,418,650	695,756
	Lam Research Corp.	1,120,485	637,724
*	Snowflake Inc. Class A	2,103,662	636,211
	Micron Technology Inc.	8,885,936	630,724
	QUALCOMM Inc.	4,451,840	574,198
*	Autodesk Inc.	1,736,625	495,233
*	Zoom Video Communications Inc. Class A	1,611,510	421,410
*	Twilio Inc. Class A	1,317,628	420,389
	KLA Corp.	1,205,605	403,287
	Marvell Technology Inc.	6,468,543	390,118
*	Crowdstrike Holdings Inc. Class A	1,572,681	386,534
*	DocuSign Inc. Class A	1,460,989	376,102
*	Workday Inc. Class A	1,491,851	372,799
	Roper Technologies Inc.	832,157	371,250
*	Twitter Inc.	5,983,671	361,354
*	Synopsys Inc.	1,203,749	360,415
*	Palo Alto Networks Inc.	730,303	349,815
	Amphenol Corp. Class A	4,721,718	345,771
	Microchip Technology Inc.	2,163,075	332,010
*	Cadence Design Systems Inc.	2,184,726	330,855
*	Match Group Inc.	2,075,697	325,864
*	DoorDash Inc. Class A	1,572,865	323,979
*	Fortinet Inc.	1,095,771	320,009
*	Palantir Technologies Inc. Class A	12,519,680	300,973
	Xilinx Inc.	1,953,321	294,932
*	Okta Inc.	1,132,301	268,740
*	Datadog Inc. Class A	1,797,669	254,101
*	EPAM Systems Inc.	424,651	242,255
*	HubSpot Inc.	352,473	238,304
*	ANSYS Inc.	688,707	234,470
*	MongoDB Inc. Class A	484,310	228,357
*	Pinterest Inc. Class A	4,382,154	223,271
	Skyworks Solutions Inc.	1,303,551	214,799
*	Cloudflare Inc. Class A	1,871,414	210,815
*	Paycom Software Inc.	403,187	199,880
*	Gartner Inc.	627,264	190,613
*	Splunk Inc.	1,293,826	187,230
	Monolithic Power Systems Inc.	344,294	166,872
*	Zscaler Inc.	594,685	155,938
*	Unity Software Inc.	1,226,455	154,840
*	VeriSign Inc.	750,619	153,884
*	Tyler Technologies Inc.	322,400	147,869

		Shares	Market Value ($000)
	Teradyne Inc.	1,302,174	142,158
*	RingCentral Inc. Class A	642,374	139,716
*	Akamai Technologies Inc.	1,285,292	134,429
*	Coupa Software Inc.	580,353	127,202
	SS&C Technologies Holdings Inc.	1,712,686	118,860
	Bentley Systems Inc. Class B	1,598,713	96,946
*	GoDaddy Inc. Class A	1,332,307	92,862
*	ZoomInfo Technologies Inc. Class A	1,435,030	87,810
*	Black Knight Inc.	1,174,548	84,567
*	IAC/InterActiveCorp.	625,708	81,524
*	Dropbox Inc. Class A	2,364,568	69,093
*	Zendesk Inc.	473,924	55,160
*,1	VMware Inc. Class A	308,503	45,874
*	IPG Photonics Corp.	274,441	43,471
*	Bumble Inc. Class A	661,890	33,081
*,1	AppLovin Corp. Class A	265,822	19,238
*	Qualtrics International Inc. Class A	324,777	13,881
*	Toast Inc. Class A	171,681	8,575
	Broadcom Inc.	325	158
	Analog Devices Inc.	450	75
	Citrix Systems Inc.	95	10
*	Vimeo Inc.	115	3
			81,365,994
Telecommunications (0.9%)
*	Charter Communications Inc. Class A	943,155	686,202
*	Roku Inc.	918,809	287,909
*	Liberty Broadband Corp. Class C	1,142,817	197,364
*	Arista Networks Inc.	454,129	156,057
	Motorola Solutions Inc.	668,219	155,241
*	Altice USA Inc. Class A	1,713,005	35,493
*	Liberty Broadband Corp. Class A	191,005	32,156
	Ubiquiti Inc.	49,875	14,896
			1,565,318
Utilities (0.2%)
	Waste Connections Inc. (XTSE)	2,056,351	258,956
Total Common Stocks (Cost $70,936,960)			168,823,237
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 0.068% (Cost $549,965)	5,500,184	550,019
Total Investments (100.2%) (Cost $71,486,925)			169,373,256
Other Assets and Liabilities—Net (-0.2%)			(294,632)
Net Assets (100%)			169,078,624
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $286,945,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $294,194,000 was received for securities on loan, of which $292,735,000 is held in Vanguard Market Liquidity Fund and $1,459,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2021	586	125,924	(4,205)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Netflix Inc.	8/31/22	BOANA	61,034	(0.050)	—	(2)
Visa Inc. Class A	8/31/22	BOANA	99,124	0.050	4	—
					4	(2)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	168,823,237	—	—	168,823,237
Temporary Cash Investments	550,019	—	—	550,019
Total	169,373,256	—	—	169,373,256
Derivative Financial Instruments
Assets
Swap Contracts	—	4	—	4
Liabilities
Futures Contracts[1]	4,205	—	—	4,205
Swap Contracts	—	2	—	2
Total	4,205	2	—	4,207
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.